Restricted Stock Units (Tables)	9 Months Ended
Sep. 30, 2022
Restricted Stock Units
Schedule of Restricted Stock Units

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–
Granted	1,150,000	0.17
Vested	(650,000)	0.13
Balance, September 30, 2022	500,000	0.22